SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION (Cash Flows)(Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Supplemental Guarantor Financial Information Statements Of Cash Flows [Line Items]
Net Cash Provided by (Used in) Operating Activities	$ 186.2	$ 48.1
Payments to Acquire Property, Plant, and Equipment	137.4	51.1
Payments to Acquire Businesses, Net of Cash Acquired	69.5	0.0
Payments under long-term supply contract	85.0	0.0
Proceeds from disposition of property, plant and equipment	0.4	24.7
Proceeds from Contributions from Affiliates	4.4	4.4
Payments for (Proceeds from) Other Investing Activities	0.0	1.1
Net Cash Provided by (Used in) Investing Activities	(287.1)	(23.1)
Repayments of Long-term Debt	159.0	2.1
Stock options exercised	0.2	2.1
Excess tax benefits from stock-based compensation	0.0	0.3
Payments of Dividends	66.1	31.0
Debt and equity issuance costs	0.0	18.7
Intercompany Financing Activities	0.0
Net Cash Provided by (Used in) Financing Activities	(224.9)	(49.4)
Effect of exchange rate changes on cash and cash equivalents	0.4	0.0
Cash and Cash Equivalents, Period Increase (Decrease)	(325.4)	(24.4)
Cash and cash equivalents, end of period	66.6	232.4
Parent Guarantor [Member]
Supplemental Guarantor Financial Information Statements Of Cash Flows [Line Items]
Net Cash Provided by (Used in) Operating Activities	305.4	47.0
Payments to Acquire Property, Plant, and Equipment	26.8	38.2
Payments to Acquire Businesses, Net of Cash Acquired	69.5
Payments under long-term supply contract	0.0
Proceeds from disposition of property, plant and equipment	0.2	0.2
Proceeds from Contributions from Affiliates	4.4	4.4
Payments for (Proceeds from) Other Investing Activities		0.0
Net Cash Provided by (Used in) Investing Activities	(91.7)	(33.6)
Repayments of Long-term Debt	125.2	2.1
Stock options exercised	0.2	2.1
Excess tax benefits from stock-based compensation		0.3
Payments of Dividends	66.1	31.0
Debt and equity issuance costs		18.7
Intercompany Financing Activities	(118.8)
Net Cash Provided by (Used in) Financing Activities	(309.9)	(49.4)
Effect of exchange rate changes on cash and cash equivalents	0.0
Cash and Cash Equivalents, Period Increase (Decrease)	(96.2)	(36.0)
Cash and cash equivalents, end of period	23.2	203.4
Subsidiary Issuer [Member]
Supplemental Guarantor Financial Information Statements Of Cash Flows [Line Items]
Net Cash Provided by (Used in) Operating Activities	0.0	0.0
Payments to Acquire Property, Plant, and Equipment	0.0	0.0
Payments to Acquire Businesses, Net of Cash Acquired	0.0
Payments under long-term supply contract	0.0
Proceeds from disposition of property, plant and equipment	0.0	0.0
Proceeds from Contributions from Affiliates	0.0	0.0
Payments for (Proceeds from) Other Investing Activities		0.0
Net Cash Provided by (Used in) Investing Activities	0.0	0.0
Repayments of Long-term Debt	33.8	0.0
Stock options exercised	0.0	0.0
Excess tax benefits from stock-based compensation		0.0
Payments of Dividends	0.0	0.0
Debt and equity issuance costs		0.0
Intercompany Financing Activities	33.8
Net Cash Provided by (Used in) Financing Activities	0.0	0.0
Effect of exchange rate changes on cash and cash equivalents	0.0
Cash and Cash Equivalents, Period Increase (Decrease)	0.0	0.0
Cash and cash equivalents, end of period	0.0	0.0
Subsidiary Non-Guarantor [Member]
Supplemental Guarantor Financial Information Statements Of Cash Flows [Line Items]
Net Cash Provided by (Used in) Operating Activities	(119.2)	1.1
Payments to Acquire Property, Plant, and Equipment	110.6	12.9
Payments to Acquire Businesses, Net of Cash Acquired	0.0
Payments under long-term supply contract	85.0
Proceeds from disposition of property, plant and equipment	0.2	24.5
Proceeds from Contributions from Affiliates	0.0	0.0
Payments for (Proceeds from) Other Investing Activities		1.1
Net Cash Provided by (Used in) Investing Activities	(195.4)	10.5
Repayments of Long-term Debt	0.0	0.0
Stock options exercised	0.0	0.0
Excess tax benefits from stock-based compensation		0.0
Payments of Dividends	0.0	0.0
Debt and equity issuance costs		0.0
Intercompany Financing Activities	85.0
Net Cash Provided by (Used in) Financing Activities	85.0	0.0
Effect of exchange rate changes on cash and cash equivalents	0.4
Cash and Cash Equivalents, Period Increase (Decrease)	(229.2)	11.6
Cash and cash equivalents, end of period	43.4	29.0
Eliminations [Member]
Supplemental Guarantor Financial Information Statements Of Cash Flows [Line Items]
Net Cash Provided by (Used in) Operating Activities	0.0	0.0
Payments to Acquire Property, Plant, and Equipment	0.0	0.0
Payments to Acquire Businesses, Net of Cash Acquired	0.0
Payments under long-term supply contract	0.0
Proceeds from disposition of property, plant and equipment	0.0	0.0
Proceeds from Contributions from Affiliates	0.0	0.0
Payments for (Proceeds from) Other Investing Activities		0.0
Net Cash Provided by (Used in) Investing Activities	0.0	0.0
Repayments of Long-term Debt	0.0	0.0
Stock options exercised	0.0	0.0
Excess tax benefits from stock-based compensation		0.0
Payments of Dividends	0.0	0.0
Debt and equity issuance costs		0.0
Intercompany Financing Activities	0.0
Net Cash Provided by (Used in) Financing Activities	0.0	0.0
Effect of exchange rate changes on cash and cash equivalents	0.0
Cash and Cash Equivalents, Period Increase (Decrease)	0.0	0.0
Cash and cash equivalents, end of period	$ 0.0	$ 0.0